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Class N | NICHOLAS HIGH INCOME FUND INC
SUMMARY – NICHOLAS HIGH INCOME FUND, INC.
Investment Objectives
The Fund seeks high current income as its primary investment objective.
Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class N NICHOLAS HIGH INCOME FUND INC Class N USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Wire Redemption Fee	$ 15.00
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class N NICHOLAS HIGH INCOME FUND INC Class N
Management Fees	0.45%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.33%
Acquired Funds Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.94%	[2]
[1]	“Acquired Fund Fees and Expenses” are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies.
[2]	Total Annual Fund Operating Expenses may not correlate to the “Ratio of expenses to average net assets” provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Class N | NICHOLAS HIGH INCOME FUND INC | Class N | USD ($)	96	300	520	1,155

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.24% of the average value of the portfolio.
Principal Investment Strategies
To pursue the Fund’s investment objective, it primarily invests in a diversified portfolio of high yield corporate bonds (also known as “non-investment grade bonds” or “junk bonds”).

The Fund’s fixed income investments may include rated and unrated securities. The Fund may invest in securities of any credit quality. The Fund is not subject to any limitations as to the percentage of its assets which must be invested in securities within the rating categories. However, the Fund generally invests a significant portion of its assets in non-investment grade debt securities (securities with lower credit qualities). The Fund invests in both short-term and long-term debt, and is not limited as to the maturities of the corporate debt securities in which it invests. The Fund does not have a pre-set asset allocation strategy which would require that the Fund maintain a specific percentage of its assets in income-related securities (i.e., bonds) and equity-related securities (i.e., stocks).

In selecting investments, the Adviser performs its own in-depth credit analysis on the credit quality of issuers. In this evaluation, the Adviser will consider, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. The Adviser also evaluates the long-term outlook for interest rate movement in selecting investments. By doing so, the Adviser attempts to mitigate potential interest rate and credit risk volatility by selecting investments which it believes offer reasonable prospects for preservation of capital values.
Principal Risks of Investing
As with any mutual fund, the Fund cannot guarantee that it will achieve its goals or that its performance will be positive over any period of time. The Fund’s investments change in value. Consequently, the value of your Fund shares may change. If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.

The principal risks of investing in the Fund are:
  Credit Risk – Credit risk refers to an issuer’s ability to make timely payments of interest or principal. Because the Fund primarily invests in non-investment grade debt securities (securities with lower credit qualities), the Fund is subject to a higher level of credit risk than a fund that only invests in investment grade securities. Recognized rating agencies consider the credit quality of non-investment grade securities to be speculative with respect to the issuer’s continuing ability to pay interest or principal. Lower grade securities may have less liquidity, a higher incidence of default and the Fund may incur higher expenditures to protect the Fund’s interest in such securities than investments in higher grade securities. Issuers of lower grade securities generally are more sensitive to negative corporate developments, such as a decline in issuer profits, or adverse economic conditions, such as a recession, than issuers of higher grade securities.
  Interest Rate Risk – Interest rate risk refers to the risk that the prices of the Fund’s investments, particularly the debt securities in which the Fund primarily invests, are likely to fall if interest rates rise. This is because the prices of debt securities typically move in the opposite direction of interest rates. Debt securities with longer maturities generally are affected to a greater degree than debt securities with shorter maturities. Because the Fund does not have a policy limiting the maturity of its investments, and the Fund may invest in debt securities with longer maturities, the Fund may be subject to greater interest rate risk than a fund that invests primarily in short-term debt securities.
  High Yield Bond Market Risk – The entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default or just a change in the market’s volatility.
  Call Risk – If interest rates fall, it is possible that issuers of bonds with high interest rates will prepay or “call” their bonds before their maturity dates. In such event, the proceeds could be reinvested by the Fund in bonds with the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
  Selection Risk – The Fund also is subject to selection risk, which is the risk that the investments the Fund’s adviser selects will underperform markets or other mutual funds with similar investment objectives and strategies.
  Liquidity Risk – The Fund may invest in restricted or illiquid securities. Difficulty in selling a security may result in a loss to the Fund or additional costs. In addition, because the market for lower rated debt securities may be thinner and less active than for higher rated securities, there may be market price volatility for the Fund’s lower rated debt securities and limited liquidity in the resale market.
  Recent Market Events Risk – A novel coronavirus, first detected in December 2019, has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways.
Since there are risks inherent in all investments in securities, there is no assurance that the Fund’s objectives will be achieved.
Performance
The bar chart shown below provides some indication of the risks of investing in the Fund. The chart shows the variability of the total return of the Fund’s shares for the last ten calendar years. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.
Nicholas High Income Fund, Inc. – Class N

For the ten calendar year periods shown in the above bar chart, the highest quarterly return was 6.39% (for the quarter ended December 31, 2011) and the lowest quarterly return was -5.41% (for the quarter ended September 30, 2011).
This next table shows how the average annual total returns for the one, five and ten year periods ending on December 31, 2019 (the Fund’s most recently completed calendar year), compared to the returns of a broad measure of market performance. The table also shows the average annual total returns after taxes on distributions and the redemption of all of your Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information for the Fund is available on our website at www.nicholasfunds.com.
Average Annual Total Returns - Class N - NICHOLAS HIGH INCOME FUND INC	One Year	Five Year	Ten Year
Class N	12.32%	3.34%	5.29%
Class N | Return After Taxes on Distributions	10.53%	1.52%	3.20%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	7.27%	1.72%	3.22%
ICE BofAML U.S. High Yield Constrained Index (reflects no deduction for taxes)	14.41%	6.14%	7.48%

The Fund’s Class N 30-day annualized yield at December 31, 2019 was 2.99%. Investors can obtain the Fund’s current yield by calling 800-544-6547 (toll-free).

Of course, the Fund’s past performance (before and after taxes) is no guarantee of its future returns.